Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000000105 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Large Cap Securities Fund, Inc.
Average Annual Return, Percent	16.69%	15.27%	15.33%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.87%	14.42%	14.81%